Capital - Additional Information (Detail) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) shares
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares	1,400
Other financial liabilities | $	$ 175		$ 376
Series ii cumulative redeemable preference share capital [member]
Disclosure Of Share Capital [Line Items]
Number of shares authorized	6		6
Redemption price of shares | $ / shares		$ 25.00
Dividend payable rate percentage	70.00%
Pre-defined share repurchase program with broker [member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities | $	$ 200		$ 200
NCIB [member]
Disclosure Of Share Capital [Line Items]
Potential repurchase of common shares	20